Note 9 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2024	$ 71,163
2025	66,847
2026	63,907
2027	61,016
2028	$ 59,565